Business Segment and Geographical Information - Distribution of Income from Operations, Excluding Restructuring, by Geographical Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Income from operations	$ 1,097,812	$ 956,152	$ 795,237
Amortization on intangible assets	(350,300)	(459,900)	(463,100)
Operating Segments
Segment Reporting Information [Line Items]
Income from operations	1,448,104	1,416,006	1,258,324
Amortization on intangible assets	(350,292)	(459,854)	(463,087)
Ireland
Segment Reporting Information [Line Items]
Income from operations	919,126	885,886	673,804
Rest of Europe
Segment Reporting Information [Line Items]
Income from operations	216,768	154,626	254,955
U.S.
Segment Reporting Information [Line Items]
Income from operations	241,549	314,982	260,890
Other
Segment Reporting Information [Line Items]
Income from operations	$ 70,661	$ 60,512	$ 68,675